Segments and Geographical Information (Details) - Schedule of total revenues and long-lived assets - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		$ 41,511	$ 33,634	$ 33,551
Long-lived assets	[1]	3,270	1,097	956
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		34,295	25,662	24,369
Long-lived assets	[1]	3,270	1,097	956
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		2,239	3,494	3,831
Long-lived assets	[1]
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		1,225	1,701	2,375
Long-lived assets	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		2,825	2,032	2,449
Long-lived assets	[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		622	555	527
Long-lived assets	[1]
Rest of the world [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues		305	190
Long-lived assets	[1]

[1]	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).